PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Aerospace & Defense 3.8%
Boeing Co. (The)*	144,302	$27,273,078
General Electric Co.	139,878	41,746,589
		69,019,667
Automobiles 3.6%
Tesla, Inc.*	149,631	64,366,767
Biotechnology 0.8%
Vertex Pharmaceuticals, Inc.*	34,298	14,871,956
Broadline Retail 8.4%
Amazon.com, Inc.*	608,494	141,912,970
MercadoLibre, Inc. (Brazil)*	4,369	9,051,607
		150,964,577
Consumer Staples Distribution & Retail 3.1%
Costco Wholesale Corp.	42,037	38,404,583
Walmart, Inc.	150,258	16,605,011
		55,009,594
Electric Utilities 1.5%
Constellation Energy Corp.	74,257	27,056,280
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. (Class A Stock)	7,814	1,100,993
Entertainment 6.2%
Netflix, Inc.*	576,620	62,032,780
Spotify Technology SA*	34,566	20,700,540
Walt Disney Co. (The)	282,133	29,474,435
		112,207,755
Financial Services 3.9%
Mastercard, Inc. (Class A Stock)	109,750	60,420,667
Toast, Inc. (Class A Stock)*	260,088	8,892,409
		69,313,076
Health Care Equipment & Supplies 1.7%
Edwards Lifesciences Corp.*	157,289	13,632,238
Intuitive Surgical, Inc.*	31,345	17,975,730
		31,607,968
Interactive Media & Services 12.0%
Alphabet, Inc. (Class A Stock)	224,543	71,894,178
Alphabet, Inc. (Class C Stock)	223,841	71,655,981
Meta Platforms, Inc. (Class A Stock)	109,932	71,230,439
		214,780,598

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Shares	Value
Common Stocks (Continued)
IT Services 3.1%
Shopify, Inc. (Canada) (Class A Stock)*	177,534	$28,163,994
Snowflake, Inc.*(a)	106,783	26,828,161
		54,992,155
Pharmaceuticals 4.0%
Eli Lilly & Co.	51,409	55,288,837
UCB SA (Belgium)	56,905	15,905,732
		71,194,569
Semiconductors & Semiconductor Equipment 18.7%
Advanced Micro Devices, Inc.*	94,260	20,504,378
Broadcom, Inc.	236,828	95,432,211
NVIDIA Corp.	1,056,335	186,971,295
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	111,986	32,645,039
		335,552,923
Software 18.8%
AppLovin Corp. (Class A Stock)*	46,889	28,109,018
Cadence Design Systems, Inc.*	117,908	36,768,431
Crowdstrike Holdings, Inc. (Class A Stock)*	73,572	37,459,920
Datadog, Inc. (Class A Stock)*	111,107	17,778,231
Microsoft Corp.	341,613	168,077,012
Oracle Corp.	124,437	25,130,052
ServiceNow, Inc.*	30,842	25,056,349
		338,379,013
Specialty Retail 0.8%
Industria de Diseno Textil SA (Spain)	264,998	14,867,795
Technology Hardware, Storage & Peripherals 8.7%
Apple, Inc.	559,144	155,917,304

Total Long-Term Investments (cost $795,318,204)		1,781,202,990

Short-Term Investments 0.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.111%)(wb)	6,283,894	6,283,894
PGIM Institutional Money Market Fund (7-day effective yield 4.167%) (cost $7,012,543; includes $6,959,585 of cash collateral for securities on loan)(b)(wb)	7,016,782	7,011,870

Total Short-Term Investments (cost $13,296,437)		13,295,764

TOTAL INVESTMENTS 100.0% (cost $808,614,641)		1,794,498,754
Other assets in excess of liabilities 0.0%		641,770

Net Assets 100.0%		$1,795,140,524

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,893,523; cash collateral of $6,959,585 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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